Annual Total Returns - Fidelity Freedom Blend 2035 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2035 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2035 Fund- Class Z6
Bar Chart Table:
Annual Return 2019	25.81%
Annual Return 2020	16.92%
Annual Return 2021	14.28%